GOODWILL AND INTANGIBLE ASSETS, NET - Sensitivity analysis (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Banking Panama
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	4.40%	4.50%
Discount rate	10.50%	10.90%
Banking Panama | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	3.90%	4.00%
Discount rate	11.00%	11.40%
Banking Panama | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	4.40%	4.50%
Discount rate	10.50%	10.90%
Banking Panama | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	4.90%	5.00%
Discount rate	10.00%	10.40%
Banking Panama | Growth rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 12,069,096	$ 10,826,278
Banking Panama | Growth rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	13,061,970	11,721,608
Banking Panama | Growth rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	14,232,692	12,770,528
Banking Panama | Discount rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	12,512,669	11,224,673
Banking Panama | Discount rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	13,061,970	11,721,608
Banking Panama | Discount rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 13,709,357	$ 12,302,770
Banking El Salvador
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	3.90%	3.70%
Banking El Salvador | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	3.40%	3.20%
Banking El Salvador | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	3.90%	3.70%
Banking El Salvador | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	4.40%	4.20%
Banking El Salvador | Minimum
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	14.30%	15.50%
Banking El Salvador | Minimum | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	15.30%	16.50%
Banking El Salvador | Minimum | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	14.30%	15.50%
Banking El Salvador | Minimum | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	13.30%	14.50%
Banking El Salvador | Maximum
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	14.90%	17.10%
Banking El Salvador | Maximum | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	15.90%	18.10%
Banking El Salvador | Maximum | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	14.90%	17.10%
Banking El Salvador | Maximum | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	13.90%	16.10%
Banking El Salvador | Growth rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 4,821,361	$ 3,909,551
Banking El Salvador | Growth rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	5,290,874	4,241,177
Banking El Salvador | Growth rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	5,861,625	4,634,962
Banking El Salvador | Discount rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	5,201,761	4,182,324
Banking El Salvador | Discount rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	5,290,874	4,241,177
Banking El Salvador | Discount rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 5,388,987	$ 4,305,238
Banking Guatemala
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	5.10%	4.80%
Discount rate	11.70%	12.30%
Banking Guatemala | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	4.60%	4.30%
Discount rate	12.20%	12.80%
Banking Guatemala | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	5.10%	4.80%
Discount rate	11.70%	12.30%
Banking Guatemala | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	5.60%	5.30%
Discount rate	11.20%	11.80%
Banking Guatemala | Growth rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 4,433,281	$ 3,903,356
Banking Guatemala | Growth rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	4,819,854	4,224,256
Banking Guatemala | Growth rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	5,271,139	4,592,449
Banking Guatemala | Discount rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	4,665,498	4,090,025
Banking Guatemala | Discount rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	4,819,854	4,224,256
Banking Guatemala | Discount rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 4,999,513	$ 4,377,661